Patents and Intangible Assets	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Patents and Intangible Assets

The Company’s amortization expense for the years ended December 31, 2012 and 2011 was $0 and $2,000 on patents with an original value of $53,000, of which $2,000 and $51,000 expired in 2012 and 2011, respectively.